Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Leases
2023	$ 1,435
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,348
Finance lease obligations	55,673	$ 59,930
Amounts representing interest and deferred finance fees	(11,546)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	$ 44,127	$ 45,500